Document and Entity Information	Nov. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 1, 2020, Aterian, Inc. (the “Company”, or “Aterian”), formerly known as Mohawk Group Holdings, Inc., filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) to report, among other things, Aterian’s acquisition (the “Acquisition”) on December 1, 2020 of certain assets of 9830 Macarthur LLC, a Wyoming limited liability company (“9830”), Reliance Equities Group, LLC, a Wyoming limited liability company (“Reliance”), and ZN Direct LLC, a Wyoming limited liability company (collectively with 9830 and Reliance, the “Sellers”), related to the Sellers’ ecommerce business under the brands Mueller, Pursteam, Pohl and Schmitt and Spiralizer, which is conducted through certain channels or websites, including amazon.com. This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Initial Form 8-K to include financial information required under Item 9.01, which was not previously filed with the Initial Form 8-K. Except as stated in this Explanatory Note, no other information contained in the Initial Form 8-K is changed.
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	Aterian, Inc.
Entity Central Index Key	0001757715
Entity Incorporation State Country Code	DE
Entity File Number	001-38937
Entity Tax Identification Number	83-1739858
Entity Address Address Line1	Aterian, Inc.
Entity Address, Address Line Two	37 East 18th Street
Entity Address, Address Line Three	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10003
City Area Code	(347)
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false